Share-based Payments (Tables)	6 Months Ended
Jun. 30, 2023
Text block [abstract]
Summary of Principal Assumptions Used for Valuation of Share Options

	Options granted on

	January 11, 2023	January 11, 2023	January 11, 2023
Vesting dates	January 11, 2024	January 11, 2024	January 11, 2024
	January 11, 2025	January 11, 2025	January 11, 2025
	January 11, 2026	January 11, 2026	January 11, 2026
	January 11, 2027	January 11, 2027	January 11, 2027
Volatility	97.11%	105.11%	116.33%
Dividend yield	0%	0%	0%
Risk-free investment rate	3.31%	3.34%	3.38%
Fair value of option at grant date	£0.87	£1.19	£1.19
Fair value of share at grant date	£1.23	£1.23	£1.23
Exercise price at date of grant	£1.23	£0.04	£0.04
Lapse date	January 11, 2033	January 11, 2033	—
Expected option life (years)	4.5	3.5	2.5
Number of options granted	1,774,176	655,425	219,163

	June 16, 2023	June 16, 2023
Vesting dates	June 16, 2024	June 16, 2024
Volatility	121.58%	124.98%
Dividend yield	0%	0%
Risk-free investment rate	4.98%	4.99%
Fair value of option at grant date	£0.56	£0.55
Fair value of share at grant date	£0.59	£0.59
Exercise price at date of grant	£0.04	£0.04
Lapse date	June 16, 2033	—
Expected option life (years)	2.0	1.0
Number of options granted	37,500	9,375